Taxes (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 530,269	$ 376,738
Income taxes payable	324,048	276,284
Other taxes payable	11,478	20,770
Total	$ 865,795	$ 673,792